Intangible assets - Significant assumptions used in recoverable amount calculations (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Westpac Institutional Bank | Discount rate
Significant assumptions used in recoverable amount for goodwill
Post-tax rate		10.40%
Pre-tax rate		13.80%
Westpac Institutional Bank | Cash flows
Significant assumptions used in recoverable amount for goodwill
Forecast period		5 years
Terminal growth rate		1.80%
New Zealand | Discount rate
Significant assumptions used in recoverable amount for goodwill
Post-tax rate	9.00%	9.00%
Pre-tax rate		12.20%
New Zealand | Discount rate | Minimum
Significant assumptions used in recoverable amount for goodwill
Pre-tax rate	11.50%
New Zealand | Discount rate | Maximum
Significant assumptions used in recoverable amount for goodwill
Pre-tax rate	11.70%
New Zealand | Cash flows
Significant assumptions used in recoverable amount for goodwill
Forecast period	3 years	3 years
Terminal growth rate	2.00%	2.00%
All other significant CGUs | Discount rate
Significant assumptions used in recoverable amount for goodwill
Post-tax rate	9.00%	9.00%
Pre-tax rate		12.50%
All other significant CGUs | Discount rate | Minimum
Significant assumptions used in recoverable amount for goodwill
Pre-tax rate	11.60%
All other significant CGUs | Discount rate | Maximum
Significant assumptions used in recoverable amount for goodwill
Pre-tax rate	13.00%
All other significant CGUs | Cash flows
Significant assumptions used in recoverable amount for goodwill
Forecast period	3 years	3 years
Terminal growth rate	2.00%	2.00%